Offerings - Offering: 1	Feb. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 4,179.46
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.58
Offering Note	The number of shares to be registered hereunder is intended to represent the maximum number of additional shares of common stock, par value $0.001 per share, of Blackboxstocks Inc. (“Blackboxstocks”) estimated to be issuable at the effective time of the merger of REalloys Inc. (“REalloys”) with and into RABLBX Merger Sub, Inc., a wholly owned subsidiary of the registrant (“Merger Sub”), with REalloys continuing as the surviving corporation, to holders of common stock of REalloys (“REalloys common stock”) or upon the conversion of options, warrants, preferred stock and other securities convertible into or exercisable for shares of common stock of REalloys, as a result of an increase in the exchange ratio. Blackboxstocks previously registered 54,772,915 shares of its common stock pursuant to Amendment No. 7 to the Registration Statement on Form S-4 filed on December 30, 2025 (Registration No. 333-286507) and paid all registration fees associated therewith. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered such additional shares of common stock that may be issued because of events such as recapitalizations, stock dividends, stock splits, and similar transactions.

The Maximum Aggregate Offering Price is estimated solely for the purposes of calculation of the registration fee in accordance with Rule 457(f) of the Securities Act of 1933, as amended (the “Securities Act”). REalloys is a private company and no market exists for its equity securities. Additionally, REalloys has accumulated a capital deficit; therefore, pursuant to Rule 457(f)(2) under the Securities Act, the proposed offering price is one-third of the aggregate par value of REalloys’ capital stock being exchanged in the proposed Merger, which is calculated as one-third of the product of the par value of $0.0001 per share multiplied by 125,383,766 shares of REalloys common stock.